Income Taxes - Narrative (Details) - USD ($) $ in Millions			3 Months Ended								12 Months Ended
	Jan. 01, 2023	Jan. 01, 2022	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Income Tax Contingency [Line Items]
Income tax expense (benefit)	$ 1,530.0	$ 680.0	$ (380.0)	$ 661.0	$ 854.0	$ 395.0	$ (94.0)	$ (98.0)	$ (246.0)	$ 1,118.0	$ 1,530.0	[1]	$ 680.0	[1]	$ (841.0)
Benefit of net interest related to tax refunds											(24.0)
Benefit for reversal of uncertain tax positions											(3.0)
Income taxes paid (refunded)											(2.0)	[2]	(390.0)	[2]	$ (4.0)
Income taxes paid (refunded), including interest											(314.0)
Income taxes paid (refunded), interest											(24.0)
Income taxes paid (refunded), refunds from overpayment											(51.0)
Increase (decrease) in valuation allowance											900.0		0.0
Decrease resulting from tax reserves position													(2.0)
Deferred Tax Assets, Life Insurance Group
Income Tax Contingency [Line Items]
Deferred tax assets, amount to be realized			$ 248.0				$ 1,671.0				$ 248.0		1,671.0
CARES Act
Income Tax Contingency [Line Items]
Income tax expense (benefit)													$ (16.0)

[1]	(1) Recast for the adoption of ASU 2018-12. See Notes 1 and 2 to the Consolidated Financial Statements.
[2]	(1) Recast for the adoption of ASU 2018-12. See Notes 1 and 2 to the Consolidated Financial Statements.